Consolidated Statements of Cash Flows (Six Months Ended 2013 Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash Flows from Operating Activities
Net income (loss)	$ 218	$ 499	$ 988	$ (1,385)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net amortization (accretion) of securities premiums and discounts and deferred loan fees and costs	(16)	3	(13)	(263)
Depreciation and amortization of premises and equipment	238	253	496	567
Stock based compensation and allocation of ESOP stock	158	153	311	428
Provision for loan losses	100	300	600	4,044
Loss on impairment of other real estate owned				64
Gain on sale of other real estate owned	(1)	(123)	(142)	(62)
Deferred income taxes	178		448	(494)
Income from bank owned life insurance	(110)	(109)	(217)	(217)
Unrealized gain on trading securities				(1)
Decrease (increase) in accrued interest receivable	67	(71)	(89)	112
(Increase) decrease in other assets	(60)	(181)	644	257
(Decrease) increase in other liabilities	(34)	66	69	77
Net Cash Provided by Operating Activities	738	790	3,095	3,127
Activity in held to maturity securities:
Purchases		(8,379)	(8,380)	(71,755)
Maturities, calls and principal repayments	6,371	3,251	4,262	41,622
Net (increase) decrease in loans receivable	(2,113)	(9,441)	(9,203)	10,674
Purchase of bank premises and equipment	(50)	(59)	(100)	(49)
Purchase of bank owned life insurance				(588)
Purchase of Federal Home Loan Bank of New York stock		(202)	(565)	(462)
Redemption of Federal Home Loan Bank of New York stock	480	45	202
Capitalized improvements of other real estate owned	(64)	(74)	(87)	(72)
Proceeds from the sale of other real estate owned	89	1,178	2,045	2,276
Proceeds from the sale of trading securities				53
Net Cash Used in Investing Activities	4,713	(13,681)	(11,826)	(18,301)
Cash Flows from Financing Activities
Net increase (decrease) in deposits	2,679	(10,034)	(17,078)	(3,331)
Advances from Federal Home Loan Bank of New York		3,500	11,500	10,000
Repayment of advances from Federal Home Loan Bank of New York	(8,000)	315	(3,500)
Increase in advance payments by borrowers for taxes and insurance	81		362	35
Cash dividends paid to minority shareholders				(56)
Purchase of treasury stock				(476)
Net Cash (Used in) Provided by Financing Activities	(5,240)	(6,219)	(8,716)	6,172
Net Increase (decrease) in Cash and Cash Equivalents	211	(19,110)	(17,447)	(9,002)
Cash and Cash Equivalents – Beginning	7,308	24,755	24,755	33,757
Cash and Cash Equivalents – Ending	7,519	5,645	7,308	24,755
Supplementary Cash Flows Information
Interest paid	1,164	1,251	2,425	2,723
Income taxes paid	3	1	1	239
Loan receivable transferred to other real estate	$ 898	$ 1,618	$ 1,695	$ 2,736